Additional Information - Condensed Financial Statements (Tables)	12 Months Ended
Dec. 31, 2016
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS [Abstract]
Condensed Balance Sheets

	As of December 31,
	2015	2016
	US$	US$
Assets
Cash and cash equivalents	5,118	8,771
Restricted time deposits-current	478	—

Total current assets	5,596	8,771
Interests in subsidiaries and variable interest entities	1,368,978	1,109,496

Total assets	1,374,574	1,118,267

Liabilities and shareholders’ equity
Short-term bank loans	344,500	—
Accrued liabilities	595	500

Total current liabilities	345,095	500

Total liabilities	345,095	500

Shareholders’ equity
Class A ordinary shares (par value $0.01; 200,000 authorized; 34,089 and 34,501 issued and outstanding as of December 31, 2015 and 2016, respectively)	368	372
Class B ordinary shares (par value $0.01; 97,740 authorized; 70,250 and 70,250 issued and outstanding as of December 31, 2015 and 2016, respectively)	703	703
Additional paid-in capital	111,719	121,381
Treasury shares (2,730 and 2,730 shares, respectively, as of December 31, 2015 and 2016)	(35,323)	(35,323)
Statutory reserves	6,746	7,061
Retained earnings	951,367	1,095,999
Accumulated other comprehensive loss	(6,101)	(72,426)

Total shareholders’ equity	1,029,479	1,117,767

Total liabilities and shareholders’ equity	1,374,574	1,118,267

Condensed Statements of Comprehensive Income

	For the year ended December 31,
	2014	2015	2016
	US$	US$	US$
Operating expenses:
General and administrative	5,329	21,784	11,937

Total operating expenses	5,329	21,784	11,937

Operating loss	(5,329)	(21,784)	(11,937)
Share of profit of subsidiaries and variable interest entities	7,390	241,741	149,183
Interest expense, net	(5,442)	(7,173)	(2,299)
Other non-operating income	—	—	10,000

Income/(Loss) before income tax expense	(3,381)	212,784	144,947

Net income/(loss)	(3,381)	212,784	144,947
Other comprehensive loss	(2,931)	(74,903)	(66,325)

Comprehensive income/(loss)	(6,312)	137,881	78,622

Condensed Statement of Cash Flows

	For the year ended December 31,
	2014	2015	2016
	US$	US$	US$
Net cash (used in)/ provided by operating activities	(10,483)	(14,238)	4,001
Cash flows from investing activities:
Proceeds from/(Purchase of) time deposits	—	(478)	478
Proceeds relating to loans to subsidiaries	4,241	35,411	343,674

Net cash provided by investing activities	4,241	34,933	344,152
Cash flows from financing activities:
Proceeds of loans from offshore banks	370,000	—	—
Repayment of loans from offshore banks	(353,331)	(25,500)	(344,500)
Payment for repurchase of shares	(3,577)	(14,506)	—

Net cash provided by/(used in) financing activities	13,092	(40,006)	(344,500)

Net increase/(decrease) in cash and cash equivalents	6,850	(19,311)	3,653

Cash and cash equivalents at beginning of year	17,579	24,429	5,118

Cash and cash equivalents at end of year	24,429	5,118	8,771